STOCK OPTIONS (Schedule of Warrant Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Number of Shares:
Balance, beginning		1,460,775	1,405,686
Granted			121,755
Exercised		(2,353)
Cancelled/Forfeited		(43,529)
Expired			(66,666)
Balance, ending		1,414,893	1,460,775
Exercisable as of December 31, 2015		1,414,893
Exercisable as of December 31, 2015 and expected to vest thereafter		1,414,893
Weighted Average Exercise Price:
Balance, beginning		$ 1.01	$ 8.80
Granted			6.86
Exercised		0.85
Forfeited/canceled		(4.15)
Expired			(12.75)
Outstanding, ending		9.67	$ 1.01
Exercisable as of December 31, 2015		9.67
Exercisable as of December 31, 2015 and expected to vest thereafter		$ 9.67
Weighted- Average Remaining Contractual Term:
Balance as of December 31, 2015		4 years 9 months 18 days
Exercisable as of December 31, 2015		4 years 9 months 18 days
Exercisable as of December 31, 2015 and expected to vest thereafter		4 years 9 months 18 days
Aggregate Intrinsic Value:
Balance as of December 31, 2015	[1]	$ 413
Exercisable as of December 31, 2015	[1]
Exercisable as of December 31, 2015 and expected to vest thereafter	[1]	$ 413
Closing stock price		$ 2.50

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $2.50 for our common stock on December 31, 2015.